Environment (Tables)	12 Months Ended
Dec. 31, 2018
ENVIRONMENT
Summary of Environmental Expenses

Environmental expenses for the years ended December 31, 2018, 2017 and 2016, are as follows:

			Project Status		12-31-2018				12-31-2017
			Terminated In		ThCh$				ThCh$
Company	Project Name	Project Description	Process	Total Disbursements	Amounts Capitalized	Expenses		Total Disbursements	Total disbursements previous period
Gas Atacama Chile	Environmental monitoring	Environmental monitoring	In process	797,543	—	797,543		797,543	1,463,204
	Hydraulic power stations	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in hydroelectric plants (Hydroelectric Power Plant)	In process	11,567	—	11,567		11,567	—
	Normalization CEMS	Warehouse standardization, environmental management	In process	645,302	645,302	—		645,302	1,021,630
Pehuenche	Hydro Power Plants Environmental Costs	Studies, monitoring, laboratory analysis, removal and disposal of solid waste from hydropower (Hydroelectric Power Plant)	In process	62,560		62,560		62,560	6,787
		Hydroelectric Power Plant Pehuenche S.A. Supply of flow measurement equipment.	In process	48,574	48,574	—	0	48,574	—
Enel Generación	Environmental costs in combined cycle plants	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.	In process	2,102,056	—	2,102,056		2,102,056	1,252,355
		Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants.	In process	2,867,523	—	2,867,523		2,867,523	870,281
	Environmental costs in hydroelectric plants	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants.	In process	183,156	—	183,156		183,156	251,277
	Ralco Hydroelectric Plant	Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	In process	4,542,216	4,542,216	—		4,542,216	5,075,137
	Central Quintero	Engineering, Civil Works and Permits	In process	417,194	417,194	—		417,194	—
		Total		11,677,691	5,653,286	6,024,405		11,677,691	9,940,671

			Project Status		12-31-2017			12-31-2016
			Terminated, In	Total Disbursements	Amounts Capitalized	Expenses	Total Disbursements	ThCh$
Company	Project Name	Project Description	Process	ThCh$	ThCh$	ThCh$	ThCh$	Total disbursements previous period
Gas Atacama Chile	Environmental monitoring	Environmental monitoring	In process	1,463,204	—	1,463,204	1,463,204	—
	Normalization CEMS	Normalization of warehouses, environmental management	In process	1,021,630	1,021,630		1,021,630	—
Pehuenche	Hydro Power Plants Environmental Costs	Studies, monitoring, laboratory analysis, removal and disposal of solid waste from hydropower (Hydroelectric Power Plant)	In process	6,787	—	6,787	6,787	6,515
Eólica Canela	Improving reforested sectors	Environmental maintenance	In process	104,810	104,810	—	104,810	—
	Environmental expenditures in power plants.	Analysis and monitoring of water quality and Canela's hygienic maintenance	In process	18,347	—	18,347	18,347	94,770
	Environmental costs in combined cycle plants	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.	In process	1,252,355	—	1,252,355	1,252,355	567,616
	Environmental costs in thermal plants	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants.	In process	251,277	—	251,277	251,277	181,644
Enel Generación Chile S.A	Environmental costs in hydroelectric plants	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants Estudios, monitoreos, análisis de laboratorio, retiro y disposición final de residuos sólidos en centrales termoeléctricas (C.T.)	In process	870,281	—	870,281	870,281	243,264
	Ralco Hydroelectric Plant	Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	In process	5,075,137	5,075,137	—	5,075,137	4,497,330
	Tal Tal Thermal Plant	Engineering, Civil Works and Permits	In process	1,290,133	1,290,133	—	1,290,133	3,173,813
		Total		11,353,961	7,491,710	3,862,251	11,353,961	8,764,952

			Project Status		12-31-2016
			Terminated, In	Total Disbursements	Amounts Capitalized	Expenses	Total Disbursements
Company	Project Name	Project Description	Process	ThCh$	ThCh$	ThCh$	ThCh$
Pehuenche	Hydro Power Plants Environmental Costs	Studies, monitoring, laboratory analysis, removal and disposal of solid waste from hydropower (Hydroelectric Power Plant)	In process	6,515	—	6,515	6,515
	Environmental costs in combined cycle plants	Principal incurred expenses: Bocamina U1-2: Operation and maintenance of air monitoring and meteorological stations, Environmental audit monitoring network, CEMS Annual Validation, Biomass Protocol Service, Environment Materials (magazine, books), Isocinetic Measurements , SGI Works (NC Objective, Inspections, Audits and Audit) ISO 14001, OHSAS Certification, Operation and Maintenance Service CEMS.	In process	567,616	—	567,616	567,616
Enel Generación Chile S.A	Environmental costs in thermal plants	Studies, monitoring, laboratory analysis, withdrawal and final disposal of solid waste in hydroelectric plants.	In process	181,644	—	181,644	181,644
	Environmental costs in hydroelectric plants	Studies, monitoring, laboratory analysis, removal and final disposal of solid waste in thermoelectric plants Estudios, monitoreos, análisis de laboratorio, retiro y disposición final de residuos sólidos en centrales termoeléctricas (C.T.)	In process	243,264	—	243,264	243,264
	Ralco Hydroelectric Plant	Reforestation according to Agreement with the Catholic University and Electrification of housing in Ayin Maipu	In process	4,497,330	4,497,330	—	4,497,330
	Tal Tal Thermal Plant	Engineering, Civil Works and Permits	In process	3,173,813	3,173,813	—	3,173,813
	Studies, monitoring and waste disposal	Hygiene, waste treatment, management system and pest control	Terminated	78,221	—	78,221	78,221
Gas Atacama Chile	Studies, monitoring and laboratory analysis	Removal and final disposal of solid waste in thermal power plants	In process	169,743	—	169,743	169,743
	Coal-fired power stationsCentrales a carbón	Emissions Standard (Desox and Denox Tarapacá)	In process	27,648,451	27,648,451	—	27,648,451
	ZLD plant (studies)	ZLD plant (studies)	Terminated	13,470	13,470	—	13,470
Eólica Canela	Environmental expenditures in power plants.	Analysis and monitoring of water quality and Canela's hygienic maintenance.	In process	94,770	—	94,770	94,770
		Total		36,674,837	35,333,064	1,341,773	36,674,837